                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: 1

This Amendment (check only one): [ ] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TD Ameritrade Trust Company
Address: 717 17th Street, Suite 1700
Denver, CO 80202

Form 13F File Number: 28-15163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David Rigsby
Title: Associate General Counsel
Phone: 303-294-5349

Signature, Place, and Date of Signing:

David Rigsby Denver, Colorado March 19, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Table Entry Total:                      29
Form 13F Information Table Value Total:     172,641

List of Other Included Managers:None


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TD Ameritrade Trust Company


Form 13F March 31 2012
Column 1			Column2			Column 3	Column 4			Column 5		Column 6	Column 7	Column 8

Name of 			Title of 		CUSIP		Value 		Shares/ 	SH/PRN 	PUT/CALL	Investment 	Other Manager	Voting Authority
Issuer				Class					(x$1000)	Prn Amt					Discretion			Sole	Shared	None
BARCLAYS BK PLC			IPATH DYNM VIX		06741L609	4885		84419		SH			Sole				84419
CLAYMORE EXCHANGE TRD FD TR	GUGG TIMBER ETF		18383Q879	3172		168386		SH			Sole				168386
FLEXSHARES TR			IBOXX 3R TARGT		33939L506	6924		272801		SH			Sole				272801
ISHARES TR			BARCLYS 1-3 YR		464287457	1442		17105		SH			Sole				17105
ISHARES TR			BARCLYS INTER GV	464288612	2		18		SH			Sole				18
ISHARES TR			BARCLYS TIPS BD		464287176	11155		94816		SH			Sole				94816
ISHARES TR			EPRA/NAR DEV R/E	464288489	1073		37320		SH			Sole				37320
ISHARES TR			HIGH YLD CORP		464288513	6562		72331		SH			Sole				72331
ISHARES TR			IBOXX INV CPBD		464287242	9424		81498		SH			Sole				81498
ISHARES TR			RUSSELL 2000		464287655	25		302		SH			Sole				302
ISHARES TR			RUSSELL1000GRW		464287614	3542		53605		SH			Sole				53605
ISHARES TR			RUSSELL1000VAL		464287598	350		5000		SH			Sole				5000
ISHARES TR			S&P 500 VALUE		464287408	16231		249970		SH			Sole				249970
ISHARES TR			S&P MIDCAP 400		464287507	21131		212967		SH			Sole				212967
ISHARES TR			S&P NA NAT RES		464287374	1		27		SH			Sole				27
ISHARES TR			S&P SMLCAP 600		464287804	13045		170943		SH			Sole				170943
ISHARES TR			S&P500 GRW		464287309	16731		221986		SH			Sole				221986
POWERSHARES ETF TRUST II	SENIOR LN PORT		73936Q769	2283		92895		SH			Sole				92895
SPDR INDEX SHS FDS		DJ INTL RL ETF		78463X863	4549		123559		SH			Sole				123559
SPDR INDEX SHS FDS		GLB NAT RESRCE		78463X541	6610		125500		SH			Sole				125500
SPDR SERIES TRUST		BARC CAPTL ETF		78464A474	3132		102584		SH			Sole				102584
SPDR SERIES TRUST		DB INT GVT ETF		78464A490	3438		56869		SH			Sole				56869
SPDR SERIES TRUST		DJ REIT ETF		78464A607	3841		54234		SH			Sole				54234
VANGUARD INDEX FDS		GROWTH ETF		922908736	1		19		SH			Sole				19
VANGUARD INDEX FDS		REIT ETF		922908553	2		27		SH			Sole				27
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US		922042775	20485		463253		SH			Sole				463253
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	3324		37358		SH			Sole				37358
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	4690		107880		SH			Sole				107880
WISDOMTREE TR			EM LCL DEBT FD		97717X867	4591		88479		SH			Sole				88479